Consolidated Statements of Operations and Comprehensive Loss (FY) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 4,998	$ 3,553
Costs and Expenses:
Cost of goods sold	3,670	2,763
Selling, general and administrative	15,311	10,170
Research and development	3,053	1,481
Goodwill and intangibles impairment	0	3,951
Total costs and expenses	22,034	18,365
Loss from operations	(17,036)	(14,812)
Other income (expense):
Other income, net	10	28
Warrant valuation expense	0	(67)
Change in fair value of warrant liability	0	1,475
Total other income, net	10	1,436
Loss before income taxes	(17,026)	(13,376)
Income tax expense	(6)	(6)
Net loss	$ (17,032)	$ (13,382)
Basic and diluted loss per share (in dollars per share)	$ (42.14)	$ (525.01)
Weighted average shares outstanding - basic and diluted (in shares)	404	48
Other comprehensive loss:
Foreign currency translation adjustment	$ (4)	$ (8)
Total comprehensive loss	$ (17,036)	$ (13,390)